SCHEDULE OF GENERAL AND ADMINISTRATIVE EXPENSES (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Payroll and related expenses					$ 2,067	$ 1,912
Share-based compensation			$ 1,097	$ 1,322	1,752	1,386
General and administrative expenses	$ 932	$ 1,521	$ 3,193	$ 4,361	5,545	5,204
General and Administrative Expense [Member]
Payroll and related expenses					1,813	1,391
Government fees					35	170
Share-based compensation					1,365	1,203
Professional services					998	1,298
Insurance					733	732
Public and investor relations					220	203
Office and maintenance expenses					120	108
Travel					180	42
Other					81	57
General and administrative expenses					$ 5,545	$ 5,204